Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Unamortized deferred financing costs, Cargill Credit Agreements	$ (22,992)	$ (5,094)	$ 0
Total debt	105,182	11,199	154
Share settlement note—short term		0	(50)
Long-term debt, less current portion and Convertible Notes	105,182	11,199	104
PPP loan
Debt Instrument [Line Items]
Long-term debt, gross		0	104
Share settlement note
Debt Instrument [Line Items]
Long-term debt, gross		0	50
Subordinated Facility
Debt Instrument [Line Items]
Long-term debt, gross	42,500	16,293	$ 0
Senior Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 85,674	$ 0